Segment information and revenue from contracts with customers - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) customer	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Segment information and revenue from contracts with customers
Equity and debt financing costs	€ 2,161	€ 0	€ 0
Share issue related cost	450	0	780
Property, plant and equipment	6,808	9,464	16,590	€ 16,590
Right-of-use assets	15,351	18,904	22,120	€ 22,120	€ 24,932
Provision for expected credit losses on contract assets	10	483	356
Revenues recognized for contract liabilities	€ 1,951	3,201	3,088
Major diagnostic partner
Segment information and revenue from contracts with customers
Percentage of revenue	17.00%
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment	€ 76	147	516
Right-of-use assets	€ 0	€ 137	411
Follow-on Equity Offering
Segment information and revenue from contracts with customers
Share issue related cost			€ 278
Pharmaceutical | Pharmaceutical Partner
Segment information and revenue from contracts with customers
Number of customers | customer	1
Percentage of revenue	15.50%	24.80%	8.60%
Diagnostics
Segment information and revenue from contracts with customers
Percentage of revenue	66.00%	63.00%	56.00%